Investments in associates and joint ventures - Statements of financial position of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
Current assets	$ 648,619	$ 761,134
Non-current assets	3,458,655	3,456,087
Current liabilities	(565,357)	(399,182)
Non-current liabilities	(573,717)	(788,474)
Equity	2,968,200	3,029,565	$ 3,063,627	$ 3,047,213
Investments in associates	1,488,247	1,473,382	$ 1,536,887
Sociedads Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Current assets	1,614,928	1,455,080
Non-current assets	6,194,496	6,099,632
Current liabilities	(420,786)	(408,754)
Non-current liabilities	(2,039,389)	(2,037,086)
Equity	$ 5,349,249	$ 5,108,872